Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net [Line Items]
Depreciation expenses	$ 804,918	$ 878,565	$ 2,193,898
Revenue equipment	656,582	1,545,903
Accumulated depreciation	615,332	1,545,903
Proceeds of resulting	33,306
Disposal gain	(7,944)	89,943	(679,635)
Proceeds of resulting	24,757	89,950	$ 24,906
Capital Lease Obligations [Member]
Property and equipment, net [Line Items]
Disposal gain		(89,950)
Proceeds of resulting		89,950
Capital leases		9,529
Accumulated depreciation		$ 64